Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION

Note 24:- Supplementary Financial StatementS Information

a.	Composition of non-controlling interest in material partially-owned subsidiaries:

	December 31,
	2025	2024
Matrix and its subsidiaries	$210,459	$182,340
Sapiens and its subsidiaries	-	357,954
Magic Software and its subsidiaries	168,020	167,286
Other	46,060	2,427
	$424,539	$710,007

b.(1)	Revenue by products and services was as follows:

	Year ended December 31,
	2025	2024	2023

Proprietary software and related services	$208,694	$185,793	$178,844
Other products and third party	683,989	534,869	503,325
Services	1,734,441	1,497,772	1,428,278
	$2,627,124	$2,218,434	$2,110,447

b.(2)	Revenue by timing of revenue recognition was as follows:

	Year ended December 31,
	2025	2024	2023

Products and services transferred over time	$2,277,643	$1,852,193	$1,749,466
Products transferred at a point in time	349,481	366,241	360,981
	$2,627,124	$2,218,434	$2,110,447
c.	Selling, marketing, general and administrative expenses:

	Year ended December 31,
	2025	2024	2023
Wages and related expenses	$190,677	$163,870	$164,235
Depreciation and amortization	71,327	47,503	46,306
Subcontractors	9,752	5,641	8,073
Advertising	8,651	12,818	13,888
Maintenance and other expenses	31,581	19,884	16,162
Total Selling, marketing, general and administrative expenses	$311,988	$249,716	$248,664

d.	The following table provides detailed breakdown of the Group’s financial income and expenses:

	Year ended December 31,
	2025	2024	2023
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$13,321	$356	$775
Interest expenses on loans and borrowings	18,670	17,865	18,540
Financial costs related to Debentures	5,009	3,552	3,928
Interest expenses attributed to IFRS 16	6,749	4,851	5,402
Bank charges, negative foreign exchange differences and other financial expenses	19,838	8,297	7,002
	$63,587	$34,921	$35,647

	Year ended December 31,
	2025	2024	2023
Financial income:
Interest income from deposits, positive foreign exchange differences and other financial income	$13,599	$10,454	$10,857

Financial expenses, net	$49,988	$24,467	$24,790
e.	Geographical information:

1)	The Group’s property, plant and equipment is located as follows:

	December 31,
	2025	2024

Israel	$45,772	$44,361
United States	828	2,992
Europe	641	924
Japan	126	129
Other	247	3,389

Total	$47,614	$51,795

2)	Revenues:

The Group’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2025	2024	2023
Israel	$2,092,849	$1,725,764	$1,578,696
International:
United States	435,800	387,864	435,184
Europe	83,866	88,000	81,580
Japan	11,920	12,673	10,847
Other (mainly Asia pacific)	2,689	4,133	4,140
Total	$2,627,124	$2,218,434	$2,110,447

See Note 2(13) regarding the transaction prices allocated to performance obligation.

f.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2025	2024	2023

Net income attributable to Formula’s shareholders (basic):
From continued operations	$36,514	$48,543	$35,739
From discontinued operations	569,965	31,127	28,275
Net income attributable to Formula’s shareholders (basic)	$606,479	$79,670	$64,014

Net income attributable to Formula’s shareholders (Diluted):
From continued operations	$36,316	$48,471	$35,672
From discontinued operations	569,866	31,056	28,206
Net income attributable to Formula’s shareholders (Diluted)	606,182	$79,527	$63,878

Earnings per share from continued operations (basic)	$2.39	$3.18	$2.34
Earnings per share from discontinued operations (basic)	37.24	2.04	1.85
Earnings per share (basic)	$39.63	$5.22	$4.19

Earnings per share from continued operations (diluted)	$2.30	$3.10	$2.30
Earnings per share from discontinued operations (diluted)	36.09	1.99	1.82
Earnings per share (diluted)	$38.39	$5.09	$4.12

Number of shares used in computing:
Earnings per share (basic)	15,308,764	15,304,610	15,301,392
Earnings per share (diluted)	15,786,901	15,636,664	15,498,101